Schedule of investments
Macquarie VIP Energy Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 92.97%♣
Energy — 89.70%
ARC Resources	181,326	$ 3,306,786
Baker Hughes	45,456	2,214,616
Cameco	4,483	375,944
Canadian Natural Resources	114,441	3,659,283
Chord Energy	30,082	2,989,248
ConocoPhillips	37,904	3,585,339
DHT Holdings	158,058	1,888,793
Diamondback Energy	26,212	3,750,937
EOG Resources	29,728	3,333,103
EQT	63,085	3,433,717
Expand Energy	32,303	3,431,871
Exxon Mobil	38,870	4,382,593
Helmerich & Payne	155,755	3,440,628
HF Sinclair	68,548	3,587,802
Kimbell Royalty Partners	225,638	3,043,857
Parex Resources	222,697	2,910,727
Peabody Energy	41,881	1,110,684
Permian Resources	235,895	3,019,456
Shell	125,012	4,455,558
TotalEnergies	46,223	2,815,380
Unit	61,533	1,845,067
Valero Energy	22,343	3,804,119
		66,385,508
Industrials — 0.86%
GE Vernova	571	351,108
Generac Holdings †	1,728	289,267
		640,375
Information Technology — 1.46%
First Solar †	4,893	1,079,053
		1,079,053
Utilities — 0.95%
Constellation Energy	1,084	356,712
Vistra	1,778	348,346
		705,058
Total Common Stocks (cost $67,583,667)		68,809,994

Master Limited Partnerships — 3.66%
Dorchester Minerals	11,736	303,845
Energy Transfer	55,552	953,272
	Number of shares	Value (US $)

Master Limited Partnerships (continued)
Enterprise Products Partners	46,410	$ 1,451,241
Total Master Limited Partnerships (cost $2,500,226)		2,708,358

Total Value of Securities—96.63% (cost $70,083,893)		71,518,352
Receivables and Other Assets Net of Liabilities—3.37%		2,490,929
Net Assets Applicable to 14,783,222 Shares Outstanding—100.00%		$74,009,281
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
GE – General Electric
NQ- IV073 [0925] 1125 (4967872)    1

Schedule of investments
Macquarie VIP Energy Series
September 30, 2025 (Unaudited)
NQ- IV073 [0925] 1125 (4967872)    2